Derivative Liabilities - Schedule of Change in Derivative Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities, beginning balance			$ 1,857,252	[1]		[1]
Initial valuation of derivative liabilities upon issuance of warrants			149,321
Cancellation of warrants			(1,253,140)
Change in fair value of derivative liabilities	$ (821,528)		334,990		(861,302)
Derivative liabilities, Ending balance	$ 1,088,423		$ 1,088,423		$ 1,857,252		[1]

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis